Income Taxes (Income tax reconciliation) (Details) - USD ($)	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax at Statutory Income Tax Rate									$ 1,744,725	$ 2,782,229	$ 2,758,729
State Tax and Other									45,761	(41,986)	66,738
Tax Exempt Interest									(425,450)	(684,708)	(534,325)
Valuation Allowance									(24,652)	11,564	12,026
Total Income Tax Expense	$ 371,000	$ 601,000	$ 527,000	$ 567,000	$ 528,000	$ 756,000	$ 568,000	$ 451,000	$ 1,340,384	$ 2,067,099	$ 2,303,168	$ 1,340,384